Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Fair Value Measurements [Abstract]
Disclosure of detailed information about financial instruments

December 31, 2023	Amortized cost	FVTPL	Total
Financial assets
Cash and cash equivalents	$85,964	$-	$85,964
Accounts receivable	114	-	114

Financial liabilities
Accounts payable and accrued liabilities	14,080	3,844	17,924
Derivative liabilities	$-	$168	$168

December 31, 2022	Amortized cost	FVTPL	Total
Financial assets
Cash and cash equivalents	$50,761	$-	$50,761
Accounts receivable	$179	$-	$179

Financial liabilities
Accounts payable and accrued liabilities(1)	15,294	2,382	17,676
Debt	$49,591	$-	$49,591
(1)Excludes $5.7 million of tax liabilities previously presented within accounts payable and accrued liabilities, now presented as part of tax liabilities.

Disclosure of derivative financial instruments	The gains on derivatives for the year ended December 31, 2023 were as follows with no derivatives outstanding during 2022:

2023
Unrealized gains on derivatives	95

Disclosure of fair value measurement of assets
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2023
	Level 1	Level 2
Assets and Liabilities:
Derivative liabilities	—	168

Disclosure of financial liabilities	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

	Payments due by period 2023
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$17,924	$-	$-	$-	$17,924
Tax liabilities	33,614	-	-	-	33,614
Lease liabilities	69	134	80	84	367
Reclamation and closure provision(1)	-	-	-	8,696	8,696
	$51,607	$134	$80	$8,780	$60,601
(1)Represents undiscounted uninflated future payments for the expected cost of mine reclamation and closure.

	Payments due by period 2022
	Less than 1 year	Between 1 - 3 years	Between 4 - 5 years	After 5 years	Total
Accounts payable and accrued liabilities	$17,676	$-	$-	$-	$17,676
Tax liabilities	5,740	-	-	-	5,740
Lease liabilities	120	137	110	115	482
Credit Facility	16,881	39,683	-	-	56,564
Reclamation and closure provision(1)	-	-	-	6,845	6,845
	$40,417	$39,820	$110	$6,960	$87,307
(1)Represents undiscounted uninflated future payments for the expected cost of mine reclamation and closure. Recast amounts previously reported as undiscounted inflated payments as undiscounted uninflated payments.
(2)Tax liabilities were previously included in accounts payable and accrued liabilities and have been recast separately.

Disclosure of detailed information about effect of changes in foreign exchange rates

	CAD	MXN	Total
December 31, 2023
Cash and cash equivalents	$9,502	$6,421	$15,923
Accounts receivable	6	70	76
Value-added taxes receivable	47	28,393	28,440
Total financial assets	9,555	34,884	44,439

Less: accounts payable and accrued liabilities	(6,445)	(5,578)	(12,023)
Net financial assets	$3,110	$29,306	$32,416

	USD	MXN	Total
December 31, 2022
Cash and cash equivalents	$29,502	$318	$29,820
Accounts receivable	111	8	119
Value-added taxes receivable	-	31,378	31,378
Total financial assets	29,613	31,704	61,317

Less: accounts payable and accrued liabilities	(428)	(3,010)	(3,438)
Less: debt	(49,591)	-	(49,591)
Net financial assets	$(20,406)	$28,694	$8,288